Net investment in finance lease (Tables)	12 Months Ended
Dec. 31, 2020
Leases [Abstract]
Detailed information about net investment in finance lease
The Company's net investment in finance lease is presented in the consolidated statements of financial position as follows:

	December 31, 2020	December 31, 2019
	$	$
Balance – Beginning of period	416	442
Interest accretion	37	39
Lease receipts	(92)	(89)
Effects of foreign exchange	8	24
Balance – End of period	369	416

Current	99	92
Non-current	270	324
	369	416

Maturity analysis of lease payments receivable
The following table sets out a maturity analysis of the lease payments receivable, showing the undiscounted lease payments to be received on an annual basis, reconciliation to the net investment in lease.

$
Less than one year	96
One to two years	96
Two to three years	96
Three to four years	96
Four to five years	56
Total undiscounted lease payments receivable	440
Less: Interest accretion	(85)
Add: Impact of present value	14
Net investment in lease – December 31, 2020	369